Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 597,560	$ 556,899
Acceptances	13,896	16,329
Total loans and acceptances	611,456	573,228
Allowance for credit losses	(5,083)	(5,073)
Total loans and acceptances net of allowances for loan losses	606,373	568,155
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	268,169	253,357
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	98,631	96,019
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	17,788	16,485
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	212,972	191,038
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	379,778	351,297
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	226,609	213,083
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	75,478	72,935
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	7,758	7,361
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	69,933	57,918
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	44,330	41,806
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	715	1,193
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	43,615	40,613
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	31,797	27,022
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	8,915	7,651
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,741	3,298
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	815	674
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	18,326	15,399
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	45,630	43,804
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	16,105	15,313
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	5,833	6,023
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,737	2,592
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	20,955	19,876
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	21,706	20,117
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,863	2,947
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	4,847	3,888
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,192	1,575
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	11,804	11,707
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	11,673	11,578
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,322	2,189
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,800	3,138
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,213	2,255
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	4,338	3,996
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	62,646	61,275
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	11,355	12,174
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	5,217	5,544
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,073	2,028
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 44,001	$ 41,529